UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00852

FPA PARAMOUNT FUND, INC.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

(Name and Address of Agent for Service)		Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA PARAMOUNT FUND, INC. 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1.                   Schedule of Investments.

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Infrastructure Software — 8.1%
Microsoft Corp.	123,100	$5,434,865
Oracle Corp.	218,400	8,801,520
		$14,236,385
Apparel, Footwear & Acc Design — 7.2%
adidas AG (Germany)	80,700	6,176,328
Christian Dior SE (France)	3,400	663,715
Prada SpA (Italy)	1,221,800	5,879,229
		$12,719,272
Courier Services — 6.5%
TNT Express NV (Netherlands)	1,334,560	$11,320,926

Other Commercial Services — 6.2%
ALS, Ltd. (Australia)	2,412,294	$10,888,054

Flow Control Equipment — 4.2%
Sulzer AG (Switzerland)	72,000	$7,404,460

Oil & Gas Services & Equipment — 4.2%
Fugro NV (CVA) (Netherlands)*	336,275	$7,370,456

Industrial Distribution & Rental — 3.7%
Aggreko plc (Britain)	287,007	$6,489,310

Health Care Services — 3.5%
Laboratory Corp. of America Holdings*	50,400	$6,109,488

Communications Equipment — 3.3%
Cisco Systems, Inc.	74,100	2,034,786
Samsung Electronics Co. Ltd. (South Korea)	3,300	3,751,311
		$5,786,097
Restaurants — 2.9%
McDonald’s Corp.	52,600	$5,000,682

Packaged Food — 2.6%
Danone SA (France)	57,100	3,691,522
Nestle SA (Switzerland)	12,600	909,675
		$4,601,197
Professional Services — 2.6%
Michael Page International plc (Britain)	534,022	$4,572,997

Beverages — 2.5%
Diageo plc (Britain)	153,400	$4,437,357

Application Software — 2.5%
SAP SE (Germany)	63,150	$4,407,212

Specialty Pharma — 2.5%
Hypermarcas SA (Brazil)*	602,400	$4,384,649

Construction & Mining Machinery — 2.5%
Joy Global, Inc.	120,900	$4,376,580

Security Services — 2.2%
G4S plc (Britain)	905,250	$3,820,497

Internet Media — 2.0%
Google, Inc. (Class C)*	6,800	$3,539,468

Aircraft & Parts — 2.0%
Meggitt plc (Britain)	482,200	$3,533,711

Containers & Packaging — 1.3%
Brambles, Ltd. (Australia)	285,000	$2,330,853

Food Services — 0.9%
Sodexo SA (France)	15,900	$1,509,910

E-commerce Discretionary — 0.9%
eBay, Inc.*	24,900	$1,499,976

Agricultural Chemicals — 0.8%
Incitec Pivot Ltd. (Australia)	476,483	$1,415,378

Health Care Supply Chain — 0.8%
Patterson Cos., Inc.	29,000	$1,410,850

Information Technology Services — 0.7%
Accenture plc (Class A) (Ireland)	12,875	$1,246,043

Semiconductor Manufacturing — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	41,400	$940,194

Advertising & Marketing — 0.2%
Publicis Groupe SA (France)	3,950	$292,050

OTHER COMMON STOCKS — 4.1%		$7,164,062

TOTAL COMMON STOCKS — 81.4% (Cost $150,519,273)		$142,808,114

TOTAL INVESTMENT SECURITIES — 81.4% (Cost $150,519,273)		$142,808,114

Short-term Investments — 21.7%
Exxon Mobil Corporation — 0.07% 7/14/2015	9,000,000	$8,999,772
State Street Bank Repurchase Agreement — 0.00% 7/1/2015 (Dated 06/30/2015, repurchase price of $29,047,000, collateralized by $29,780,000 principal amount U.S. Treasury Note - 2.25% 2024, fair value $29,631,100)	29,047,000	29,047,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,046,772)		$38,046,772

TOTAL INVESTMENTS — 103.1% (Cost $188,566,045)		$180,854,886
Other Assets And Liabilities, net — (3.1)%		(5,362,484)
NET ASSETS — 100.0% — NOTE 2		$175,492,402

*Non-income producing security.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2015:

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2015

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Infrastructure Software	$14,236,385	$—	$—	$14,236,385
Apparel, Footwear & Acc Design	12,719,272	—	—	12,719,272
Courier Services	11,320,926	—	—	11,320,926
Other Commercial Services	10,888,054	—	—	10,888,054
Flow Control Equipment	7,404,460	—	—	7,404,460
Oil & Gas Services & Equipment	7,370,456	—	—	7,370,456
Industrial Distribution & Rental	6,489,310	—	—	6,489,310
Health Care Services	6,109,488	—	—	6,109,488
Communications Equipment	5,786,097	—	—	5,786,097
Restaurants	5,000,682	—	—	5,000,682
Packaged Food	4,601,197	—	—	4,601,197
Professional Services	4,572,997	—	—	4,572,997
Beverages	4,437,357	—	—	4,437,357
Application Software	4,407,212	—	—	4,407,212
Specialty Pharma	4,384,649	—	—	4,384,649
Construction & Mining Machinery	4,376,580	—	—	4,376,580
Security Services	3,820,497	—	—	3,820,497
Internet Media	3,539,468	—	—	3,539,468
Aircraft & Parts	3,533,711	—	—	3,533,711
Containers & Packaging	2,330,853	—	—	2,330,853
Food Services	1,509,910	—	—	1,509,910
E-commerce Discretionary	1,499,976	—	—	1,499,976
Agricultural Chemicals	1,415,378	—	—	1,415,378
Health Care Supply Chain	1,410,850	—	—	1,410,850
Information Technology Services	1,246,043	—	—	1,246,043
Semiconductor Manufacturing	940,194	—	—	940,194
Advertising & Marketing	292,050	—	—	292,050
Other Common Stocks	7,164,062	—	—	7,164,062
Short-term Investments	—	38,046,772	—	38,046,772
	$142,808,114	$38,046,772	$—	$180,854,886

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2015 (excluding short-term investments), was $150,519,273 for federal income tax purposes.  Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$5,724,215
Gross unrealized depreciation:	(13,435,374)
Net unrealized depreciation:	$(7,711,159)

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	August 31, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	August 31, 2015